CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net loss	$ (74,144)	¥ (514,778)	¥ (327,086)	¥ (101,702)
Adjustments to reconcile net loss to net cash used in operating activities:
Compensation to founding shareholders in connection with the re-designation of the ordinary shares				1,590
Share-based compensation expense	6,949	48,242
Depreciation and amortization	2,388	16,579	7,431	1,412
Contribution from a shareholder	236	1,636	927
Deferred taxes benefits	(45)	(310)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(3,089)	(21,449)	(34,295)	(6,970)
Other non-current assets	(243)	(1,684)	(1,485)	(1,926)
Deferred revenue	59,764	414,943	188,090	61,937
Accrued expenses and other liabilities	12,521	86,937	54,326	19,778
Taxes payable	(200)	(1,391)	8,072	10,420
Net cash (used in)/provided by operating activities	4,137	28,725	(104,020)	(15,461)
Cash flows from investing activities:
Placement of time deposits	(128,744)	(893,864)	(192,078)
Withdrawal of time deposits	99,207	688,792	25,000
Purchases of property and equipment	(5,343)	(37,094)	(25,308)	(7,472)
Purchase of intangible assets	(441)	(3,063)	(498)	(342)
Purchase of held-to-maturity security	(991)	(6,884)
Net cash used in investing activities	(36,312)	(252,113)	(192,884)	(7,814)
Cash flows from financing activities:
Proceeds from IPO, CPP and exercise of over-allotment options, net of expenses	61,135	424,459
Proceeds from exercise of stock options	5	35
Net cash provided by financing activities	61,140	424,494	125,574	169,724
Effect of exchange rate changes on cash and cash equivalents	3,874	26,894	8,429	1,823
Net increase/(decrease) in cash and cash equivalents	32,839	228,000	(162,901)	148,272
Cash and cash equivalents at the beginning of the year	6,751	46,873	209,774	61,502
Cash and cash equivalents at the end of the year	39,590	274,873	46,873	209,774
Supplemental disclosure of cash flow information
Cash paid for income taxes	62	433	1,473	449
Non-cash supplemental financing activities
Accretion to preferred shares redemption value (Note 12)	13,198	91,631	75,665	23,020
Deemed dividends at re-designation of ordinary shares to preferred shares (Note 13)				5,665
Contribution from a shareholder (Note 18)	236	1,636	927
Identifiable assets acquired and liabilities assumed through non-cash business combination (Note 4)			4,223
Deemed contribution from preferred shares (Note 12)	$ 377	2,618
Series C Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of preferred shares				¥ 169,724
Non-cash supplemental financing activities
Deemed contribution from preferred shares (Note 12)		1,112
Series D Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of preferred shares			¥ 125,574
Non-cash supplemental financing activities
Deemed contribution from preferred shares (Note 12)		¥ 315